Segment Reporting (Details) - Schedule of Net Sales and Property and Equipment - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Jan. 31, 2024	Jan. 31, 2023
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales	$ 408,532	$ 476,932	$ 2,085,314	$ 2,079,699
Property and equipment, net of accumulated depreciation	740,305		774,924	897,735
Assets
Total assets	15,154,480		7,516,854	9,456,377
United States [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales	408,532	401,057	2,085,314	2,079,699
Property and equipment, net of accumulated depreciation	740,305		774,924	897,735
Outside of the United States [Member]
Schedule of Net Sales and Property and Equipment [Line Items]
Net sales		$ 75,875
Property and equipment, net of accumulated depreciation
Corporate [Member]
Assets
Total assets	8,210,779		344,192	1,745,731
Pocono Pharmaceuticals [Member]
Assets
Total assets	5,044,569		5,079,293	5,400,814
4P Therapeutics [Member]
Assets
Total assets	$ 1,899,132		$ 2,093,369	$ 2,309,832